INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Intangible Assets Net
INTANGIBLE ASSETS, NET

6	INTANGIBLE ASSETS, NET

The Group currently owns certain natural forest concessions and cutting rights for the exploitation of timbers on parcels of land in Peru, which are subject to compliance of certain laws and regulations in Peru. The timber concessions and cutting rights have finite useful lives ranging from 23 to 40 years.

	Timber concession and cutting rights	Others	Total
	USD	USD	USD
Cost:
At January 1, 2024, December 31, 2024 and January 1, 2025	25,939,922	58,226	25,998,148
Disposal of subsidiaries	(25,939,922)	(58,226)	(25,998,148)
At December 31, 2025	-	-	-

Accumulated amortization:
At January 1, 2024	(5,451,285)	(29,924)	(5,481,209)
Charge for the year	(948,112)	(6,486)	(954,598)
Exchange difference	-	(160)	(160)
At December 31, 2024 and January 1, 2025	(6,399,397)	(36,570)	(6,435,967)
Charge for the year	(381,029)	(4,297)	(385,326)
Disposal of subsidiaries	6,780,426	40,867	6,821,293
At December 31, 2025	-	-	-

Accumulated impairment:
At January 1, 2024	-	-	-
Charge for the year	(3,643,422)	-	(3,643,422)
At December 31, 2024 and January 1, 2025	(3,643,422)	-	(3,643,422)
Charge for the year	(4,022,938)	-	(4,022,938)
Disposal of subsidiaries	7,666,360	-	7,666,360
At December 31, 2025	-	-	-

Net book value:
At December 31, 2024	15,897,103	21,656	15,918,759
At December 31, 2025	-	-	-